Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On-balance sheet
Cash and balances at central banks	£ 191,127	£ 150,258	£ 177,069
Cash collateral and settlement balance assets	101,367	83,256
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	127,950	114,195
Financial assets at fair value through the income statement	175,151	133,086
Derivative financial instruments	302,446	229,236
Financial assets at fair value through other comprehensive income	78,688	65,750
Other assets	850	1,375
Assets	1,349,514	1,140,229	£ 1,133,300
Off-balance sheet
Contingent liabilities	21,609	24,527
Total off-balance sheet	354,658	358,982
Total	1,615,399	1,414,036
Credit risk [member]
On-balance sheet
Cash and balances at central banks	191,127	150,258
Cash collateral and settlement balance assets	101,367	83,256
Loans and advances at amortised cost	342,632	339,115
Reverse repurchase agreements and other similar secured lending	9,031	3,379
Trading portfolio assets	64,830	58,117
Financial assets at fair value through the income statement	170,531	125,591
Derivative financial instruments	302,446	229,236
Financial assets at fair value through other comprehensive income	77,927	64,727
Other assets	850	1,375
Assets	1,260,741	1,055,054
Off-balance sheet
Contingent liabilities	21,609	24,527
Loan commitments	333,049	334,455
Total off-balance sheet	354,658	358,982
Banks [member]
Off-balance sheet
Total	229,446	188,160
Banks [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	56	7
Cash collateral and settlement balance assets	17,986	16,599
Loans and advances at amortised cost	8,133	8,788
Reverse repurchase agreements and other similar secured lending	706	1,172
Trading portfolio assets	2,743	2,872
Financial assets at fair value through the income statement	21,824	10,747
Derivative financial instruments	155,767	125,323
Financial assets at fair value through other comprehensive income	18,829	18,596
Other assets	439	897
Assets	226,483	185,001
Off-balance sheet
Contingent liabilities	1,150	1,250
Loan commitments	1,813	1,909
Total off-balance sheet	2,963	3,159
Other financial institutions [member]
Off-balance sheet
Total	422,852	328,675
Other financial institutions [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	84	73
Cash collateral and settlement balance assets	67,305	55,262
Loans and advances at amortised cost	22,062	20,473
Reverse repurchase agreements and other similar secured lending	7,964	2,134
Trading portfolio assets	11,464	9,049
Financial assets at fair value through the income statement	131,943	97,849
Derivative financial instruments	116,526	83,285
Financial assets at fair value through other comprehensive income	5,843	4,370
Other assets	224	322
Assets	363,415	272,817
Off-balance sheet
Contingent liabilities	5,501	8,043
Loan commitments	53,936	47,815
Total off-balance sheet	59,437	55,858
Manufacturing [member]
Off-balance sheet
Total	60,187	60,007
Manufacturing [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	375	516
Loans and advances at amortised cost	8,142	8,323
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,104	2,787
Financial assets at fair value through the income statement	608	634
Derivative financial instruments	4,126	2,049
Financial assets at fair value through other comprehensive income	1	0
Other assets	6	1
Assets	17,362	14,310
Off-balance sheet
Contingent liabilities	3,187	3,549
Loan commitments	39,638	42,148
Total off-balance sheet	42,825	45,697
Construction and Property [member]
Off-balance sheet
Total	50,768	50,054
Construction and Property [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	35	64
Loans and advances at amortised cost	26,125	24,403
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	516	1,053
Financial assets at fair value through the income statement	5,668	6,909
Derivative financial instruments	2,725	2,273
Financial assets at fair value through other comprehensive income	425	286
Other assets	12	5
Assets	35,506	34,993
Off-balance sheet
Contingent liabilities	1,260	703
Loan commitments	14,002	14,358
Total off-balance sheet	15,262	15,061
Government and central bank [member]
Off-balance sheet
Total	341,846	274,055
Government and central bank [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	190,981	150,178
Cash collateral and settlement balance assets	13,946	9,251
Loans and advances at amortised cost	28,445	23,847
Reverse repurchase agreements and other similar secured lending	361	73
Trading portfolio assets	35,902	33,092
Financial assets at fair value through the income statement	5,530	5,353
Derivative financial instruments	11,649	7,811
Financial assets at fair value through other comprehensive income	51,955	40,763
Other assets	1	2
Assets	338,770	270,370
Off-balance sheet
Contingent liabilities	1,678	1,981
Loan commitments	1,398	1,704
Total off-balance sheet	3,076	3,685
Energy and water [member]
Off-balance sheet
Total	40,959	45,202
Energy and water [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	871	536
Loans and advances at amortised cost	4,722	5,346
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	3,052	2,996
Financial assets at fair value through the income statement	13	45
Derivative financial instruments	3,288	3,077
Financial assets at fair value through other comprehensive income	0	0
Other assets	10	7
Assets	11,956	12,007
Off-balance sheet
Contingent liabilities	3,223	3,318
Loan commitments	25,780	29,877
Total off-balance sheet	29,003	33,195
Wholesale and retail distribution and leisure [member]
Off-balance sheet
Total	33,969	27,271
Wholesale and retail distribution and leisure [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	30	51
Loans and advances at amortised cost	12,569	10,031
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	1,883	842
Financial assets at fair value through the income statement	64	0
Derivative financial instruments	1,235	562
Financial assets at fair value through other comprehensive income	0	0
Other assets	18	2
Assets	15,799	11,488
Off-balance sheet
Contingent liabilities	1,005	1,072
Loan commitments	17,165	14,711
Total off-balance sheet	18,170	15,783
Business and other services [member]
Off-balance sheet
Total	56,485	52,316
Business and other services [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	6	0
Cash collateral and settlement balance assets	575	642
Loans and advances at amortised cost	19,538	17,125
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,625	3,158
Financial assets at fair value through the income statement	3,712	3,569
Derivative financial instruments	2,361	1,520
Financial assets at fair value through other comprehensive income	733	430
Other assets	98	109
Assets	29,648	26,553
Off-balance sheet
Contingent liabilities	2,283	2,831
Loan commitments	24,554	22,932
Total off-balance sheet	26,837	25,763
Home loans [member]
Off-balance sheet
Total	173,003	164,897
Home loans [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	159,647	154,479
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	971	358
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Assets	160,618	154,837
Off-balance sheet
Contingent liabilities	0	0
Loan commitments	12,385	10,060
Total off-balance sheet	12,385	10,060
Cards, unsecured loans and other personal lending [member]
Off-balance sheet
Total	161,308	180,202
Cards, unsecured loans and other personal lending [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	0	0
Loans and advances at amortised cost	41,312	55,232
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	2
Financial assets at fair value through other comprehensive income	0	0
Other assets	34	18
Assets	41,346	55,252
Off-balance sheet
Contingent liabilities	155	109
Loan commitments	119,807	124,841
Total off-balance sheet	119,962	124,950
Other [member]
Off-balance sheet
Total	44,576	43,197
Other [member] | Credit risk [member]
On-balance sheet
Cash and balances at central banks	0	0
Cash collateral and settlement balance assets	244	335
Loans and advances at amortised cost	11,937	11,068
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,541	2,268
Financial assets at fair value through the income statement	198	127
Derivative financial instruments	4,769	3,334
Financial assets at fair value through other comprehensive income	141	282
Other assets	8	12
Assets	19,838	17,426
Off-balance sheet
Contingent liabilities	2,167	1,671
Loan commitments	22,571	24,100
Total off-balance sheet	£ 24,738	£ 25,771